Warrants - Summary of Warrant Activity (Details) - $ / shares			3 Months Ended		12 Months Ended
	Dec. 21, 2023	Aug. 02, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Number of Share Purchase Warrants Outstanding, Beginning balance			22,518,894	19,633,911	19,633,911	17,631,350
Number of Share Purchase Warrants, Issued	142,874	10,000,000			10,142,874	4,838,707
Number of Share Purchase Warrants, Exercised				(2,499,453)	(2,727,083)	(1,110,510)
Number of Share Purchase Warrants, Expired			(4,838,707)		4,530,808	1,725,636
Number of Share Purchase Warrants Outstanding, Ending balance			17,680,187	17,134,458	22,518,894	19,633,911
Weighted Average Exercise Price Outstanding, Beginning balance			$ 1.35	$ 1.18	$ 1.18	$ 1.05
Weighted Average Exercise Price, Issued					1	1.24
Weighted Average Exercise Price, Exercised				0.43	0.48	0.48
Weighted Average Exercise Price, Expired			1.24		0.99	0.48
Weighted Average Exercise Price Outstanding, Ending balance	$ 1	$ 1	$ 1.21	$ 1.29	$ 1.35	$ 1.18